REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION - Schedule of Long-Lived Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Property and equipment, net	$ 145,654	$ 137,785
Not allocated
Segment Reporting Information [Line Items]
Property and equipment, net	1,719	1,397
Customer Engagement | Operating Segments
Segment Reporting Information [Line Items]
Property and equipment, net	118,557	120,955
Financial Crime and Compliance | Operating Segments
Segment Reporting Information [Line Items]
Property and equipment, net	$ 25,378	$ 15,433